Related Party Transactions (Details 2) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Amounts due from related parties		¥ 590	¥ 80
US$ [Member]
Amounts due from related parties | $	$ 86
Mr. Yu Haifeng [Member]
Amounts due from related parties			80
Mr. Yu Haifeng [Member] | US$ [Member]
Amounts due from related parties | $
Shenzhen Taozhan Trade Co., Ltd. [Member]
Amounts due from related parties		590
Shenzhen Taozhan Trade Co., Ltd. [Member] | US$ [Member]
Amounts due from related parties		¥ 86